Significant Transactions (Details) - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		9 Months Ended
	Aug. 12, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Jul. 08, 2025	Apr. 02, 2025	Mar. 07, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Transactions [Line Items]
Common Shares and a Loan Note Payable		$ 178.0		$ 178.0
Par value per share (in Dollars per share)		$ 0.01		$ 0.01					$ 0.01
Shares issued (in Shares)		230,863,524		230,863,524				100	206,942,440
Common Shares Exercised (in Shares)	5,847,015
Redemption Price (in Dollars per share)	$ 10.4
Aggregate Redemption Amount	$ 61.0
Cohen Circle public ordinary shares (in Shares)	17,152,985
Surrendered and exchanged shares (in Shares)	17,152,985
Sponsor forfeited founder shares (in Shares)				2,609,647
Remaining forfeited founder shares (in Shares)				6,010,353
Shares held by sponsor (in Shares)				5,740,353
Shares held by cantor (in Shares)				270,000
Lock-Up Period				180 days
Exceeds stock price (in Dollars per share)				$ 13.5
Exercisable period				30 days
Expire term				5 years
Redeemed price per share (in Dollars per share)				$ 18
Listing expenses				$ 162.0
Acquired percentage		97.00%		97.00%
Total consideration							$ 158.0
Payment to settle employee				$ 12.0
Contingent consideration		$ 12.0		$ 12.0
Percentage of call option interest				3.00%
Percentage of ownership interest				3.00%
Fair value		475.0	$ 254.0	$ 475.0	$ 254.0				$ 297.0	$ 272.0
Trade and other receivables		2.0		2.0
Profit before tax		(71.0)	102.0	87.0	236.0
Revenue		$ 297.0	$ 248.0	836.0	$ 669.0
Acquisition-related costs				0.5
Transaction costs				6.0
Liabilities				$ 1.0
Kyivstar Group Ltd [Member]
Significant Transactions [Line Items]
Shares outstanding (in Shares)		206,942,440		206,942,440
Transaction Costs				$ 8.0
Shares issued (in Shares)		757,745		757,745
Bottom of range [member]
Significant Transactions [Line Items]
Management fees
Assets				49.0
Goodwill				104.0
Top of range [member]
Significant Transactions [Line Items]
Management fees				4.0
Assets				54.0
Goodwill				$ 109.0
Cohen Circle Advisors I, LLC [Member]
Significant Transactions [Line Items]
Held shares issued (in Shares)		8,350,000		8,350,000
Founder Shares [Member]
Significant Transactions [Line Items]
Held shares issued (in Shares)		270,000		270,000
Sponsor [Member]
Significant Transactions [Line Items]
Shares issued (in Shares)		1,323,838		1,323,838
Sponsor [Member] | Tranche 1 [Member]
Significant Transactions [Line Items]
Common shares issued (in Shares)				661,919
Exceeds stock price (in Dollars per share)				$ 15
Consecutive period				2 years
Sponsor [Member] | Tranche 2 [Member]
Significant Transactions [Line Items]
Common shares issued (in Shares)				661,919
Exceeds stock price (in Dollars per share)				$ 20
Consecutive period				5 years
Uklon Group {Member]
Significant Transactions [Line Items]
Acquired percentage		97.00%		97.00%
Total consideration		$ 158.0		$ 158.0
Contributed amount		46.0		46.0
Profit before tax				14.0
Employee Awards [Member]
Significant Transactions [Line Items]
Total consideration		129.0		129.0
Customer [Member]
Significant Transactions [Line Items]
Fair value		32.0		$ 32.0
Estimated useful life				10 years
Kyivstar Group Ltd [Member]
Significant Transactions [Line Items]
Par value per share (in Dollars per share)						$ 0.01
Profit before tax				$ 19.0
Revenue				66.0
Trademark [Member]
Significant Transactions [Line Items]
Fair value		18.0		$ 18.0
Estimated useful life				10 years
Developed Technology [Member]
Significant Transactions [Line Items]
Fair value		$ 8.0		$ 8.0
Estimated useful life				3 years
Minimum [Member]
Significant Transactions [Line Items]
Sponsor shares (in Shares)				3,971,515
Maximum [Member]
Significant Transactions [Line Items]
Sponsor shares (in Shares)				5,740,353
Cohen Circle Warrants [Member]
Significant Transactions [Line Items]
Shares outstanding (in Shares)		7,666,629		7,666,629
Shares issued (in Shares)		7,666,629		7,666,629
Kyivstar Group Warrants [Member]
Significant Transactions [Line Items]
Exchanged shares (in Shares)				7,666,629
Warrant [Member]
Significant Transactions [Line Items]
(in Dollars per share)		$ 0.01		$ 0.01
Per share (in Dollars per share)		18		$ 18
Warrant [Member] | Bottom of range [member]
Significant Transactions [Line Items]
Trading days				20 days
Warrant [Member] | Top of range [member]
Significant Transactions [Line Items]
Trading days				30 days
Cohen Circle Class A Ordinary Shares [Member]
Significant Transactions [Line Items]
Par value per share (in Dollars per share)		$ 0.0001		$ 0.0001